Cash and Cash Equivalents	3 Months Ended
Mar. 31, 2023
Cash and Cash Equivalents.
Cash and Cash Equivalents

5. Cash and cash equivalents

At March 31, 2023, the Company’s cash and cash equivalents were € 138,986,000 as compared to € 94,775,000 at December 31, 2022. The cash balances are held at banks with investment grade credit ratings, which meet our defined minimum credit ratings. The cash at banks is at full disposal of the Company.